Associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of After Tax Profits and Losses of Associates and Joint Ventures
The Group’s share of after
-
tax profits and losses of associates and joint ventures is set out below:

	2019 £m	2018 £m	2017 £m
Share of after-tax profits of associates	85	28	16
Share of after-tax (losses)/profits of joint ventures	(11)	3	(3)

	74	31	13

Summary of Group Held for Significant Associate
The results of Innoviva included in the summarised income statement information below represent the estimated earnings of Innoviva in the relevant periods, based on publicly available information at the balance sheet date. Innoviva’s turnover arises from royalty income from GSK in relation to
Relvar/Breo Ellipta, Anoro Ellipta and Trelegy Ellipta sales
.

	2019 £m	2018 £m	2017 £m
Turnover	193	183	165
Profit after taxation	116	134	103
Other comprehensive income	—	—	—
Total comprehensive income	116	134	103

Summary of Aggregated Financial Information
Aggregated financial information in respect of GSK’s share of other associated undertakings and joint ventures is set out below:

	2019 £m	2018 £m	2017 £m
Share of turnover	32	242	252
Share of after-tax (losses)/profits	(5)	(2)	(5)
Share of other comprehensive income	—	—	—
Share of total comprehensive (expense)/income	(5)	(2)	(5)